Concentrations (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Customer One
Concentration Risk [Line Items]
Sales Revenue Goods, Percent	31.00%	30.00%	29.00%	20.00%
CustomerConcentrationRisk1Member
Concentration Risk [Line Items]
Sales Revenue Goods, Percent	26.00%	14.00%	17.00%	13.00%